[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388
MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (97.3%)
(Unless Otherwise Noted)
Australia (13.9%)
Airlines
Qantas Airways Ltd.	575,800	$2,851
Chemicals
Orica Ltd.	268,100	7,161
Commercial Banks
Commonwealth Bank of Australia	151,817	7,597
National Australia Bank Ltd.	258,240	9,100
Westpac Banking Corp.	411,100	10,396
		27,093
Diversified Telecommunication Services
Telstra Corp. Ltd.	1,015,300	3,928
Food & Staples Retailing
Woolworths Ltd.	326,650	8,612
Industrial Conglomerates
Wesfarmers Ltd.	195,500	7,286
Insurance
QBE Insurance Group Ltd.	153,300	4,598
Suncorp-Metway Ltd.	220,753	3,976
		8,574
Metals & Mining
BHP Billiton Ltd.	669,777	26,477
Rio Tinto Ltd.	232,691	22,345
		48,822
Multiline Retail
Harvey Norman Holdings Ltd.	1,494,789	7,905
Oil, Gas & Consumable Fuels
Straits Resources Ltd.	994,300	4,103
		126,335
China (15.5%)
Automobiles
Dongfeng Motor Group Co., Ltd.	6,903,000	6,065
Commercial Banks
China Construction Bank Corp.	21,941,000	20,011
China Merchants Bank Co., Ltd.	1,182,500	5,195
Industrial & Commercial Bank of China Ltd.	12,145,000	8,514
		33,720
Electrical Equipment
Harbin Power Equipment	2,765,000	6,929
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(a)(b)(c)1,616,000	@—
Independent Power Producers & Energy Traders
China Resources Power Holdings Co.	1,828,000	5,679
Huaneng Power International, Inc.,	3,684,000	5,089
		10,768
Industrial Conglomerates
Shanghai Industrial Holdings Ltd.	774,000	3,863
Insurance

China Life Insurance Co., Ltd.	105,000	603
Ping An Insurance Group Co. of China Ltd.,	1,039,000	14,381
		14,984
Marine
China Cosco Holdings Co., Ltd.	5,276,050	16,492
Metals & Mining
Maanshan Iron & Steel, Co., Ltd.	5,415,000	5,921
Oil, Gas & Consumable Fuels
China Coal Energy Co.	(a)2,872,000	8,534
China Shenhua Energy Co.	374,000	2,247
CNOOC Ltd.	1,851,000	3,110
PetroChina Co., Ltd.,	1,390,000	2,635
		16,526
Specialty Retail
GOME Electrical Appliances Holdings Ltd.	3,338,000	6,553
Transportation Infrastructure
Cosco Pacific Ltd.	370,000	1,171
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.	1,125,000	18,422
		141,414
Hong Kong (3.6%)
Airlines
Cathay Pacific Airways Ltd.	939,000	2,567
Diversified Financial Services
Hong Kong Exchanges & Clearing Ltd.	34,000	1,039
Industrial Conglomerates
Hutchison Whampoa Ltd.	135,000	1,444
Real Estate
Cheung Kong Holdings Ltd.	192,000	3,166
HongKong Land Holdings Ltd.	420,000	1,898
New World Development Ltd.	1,981,800	5,481
Wharf Holdings Ltd.	941,500	4,627
		15,172
Specialty Retail
Esprit Holdings Ltd.	615,000	9,770
Transportation Infrastructure
Hopewell Holdings Ltd.	551,000	2,630
		32,622
India (2.2%)
Commercial Banks
Punjab National Bank Ltd.	(b)241,000	3,908
Electrical Equipment
ABB Ltd.	180,000	5,856
Bharat Heavy Electricals Ltd.	206,474	10,555
		16,411
		20,319
Indonesia (2.7%)
Automobiles
Astra International Tbk PT	1,765,500	3,716
Commercial Banks
Bank Central Asia Tbk PT	2,672,000	1,797
Bank Rakyat Indonesia Tbk PT	4,027,000	2,906
		4,703
Commercial Services & Supplies
Indofood Agri Resources Ltd.	(a)881,000	753
Construction Materials

Indocement Tunggal Prakarsa Tbk PT	1,819,500	1,214
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,812,000	2,180
Food Products
Astra Agro Lestari Tbk PT	1,474,000	2,708
Indo food Sukses Makmur Tbk PT	6,571,000	1,387
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	(a)115,000	87
		4,182
Machinery
United Tractors Tbk PT	2,356,000	2,112
Metals & Mining
International Nickel Indonesia Tbk PT	325,500	2,260
Multiline Retail
Mitra Adiperkasa Tbk PT	5,554,800	480
Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	1,416,500	554
Tambang Batubara Bukit Asam Tbk PT	2,880,500	2,063
		2,617
		24,217
Japan (41.7%)
Auto Components
Toyoda Gosei Co., Ltd.	50,100	1,814
Automobiles
Nissan Motor Co., Ltd.	937,500	9,394
Suzuki Motor Corp.	276,600	8,187
Toyota Motor Corp.	216,600	12,785
Yamaha Motor Co., Ltd.	226,300	5,773
		36,139
Building Products
Daikin Industries Ltd.	210,800	10,149
Nippon Sheet Glass Co., Ltd.	570,000	3,483
Sanwa Shutter Corp.	489,000	2,742
		16,374
Chemicals
Daicel Chemical Industries Ltd.	807,000	6,386
Denki Kagaku Kogyo KK	1,148,000	6,446
Kaneka Corp.	620,000	5,214
Lintec Corp.	166,600	3,271
Mitsubishi Chemical Holdings Corp.	742,000	6,460
Nifco, Inc.	163,000	3,902
Shin-Etsu Polymer Co., Ltd.	261,900	2,848
Teijin Ltd.	975,000	4,762
Toyo Ink Manufacturing Co., Ltd.	460,000	1,558
		40,847
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	316,000	4,517
Nissha Printing Co., Ltd.	62,300	1,812
		6,329
Computers & Peripherals
Fujitsu Ltd.	1,200,000	8,483
Mitsumi Electric Co., Ltd.	229,600	9,375
NEC Corp.	1,292,000	6,276
Toshiba Corp.	1,325,000	12,377
		36,511
Construction & Engineering
Kyudenko Corp.	249,000	1,403

Maeda Road Construction Co., Ltd.	194,000	1,699
Obayashi Corp.	653,000	3,024
Sanki Engineering Co., Ltd.	95,000	574
		6,700
Consumer Finance
Hitachi Capital Corp.	210,600	2,649
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	910	4,254
Electric Utilities
Tokyo Electric Power Co., Inc. (The)	80,000	2,020
Electrical Equipment
Furukawa Electric Co., Ltd.	970,000	4,746
Electronic Equipment & Instruments
Fuji Photo Film Co., Ltd.	169,300	7,827
Hitachi Ltd.	1,114,000	7,419
Kyocera Corp.	81,600	7,651
Ryosan Co., Ltd.	112,000	2,803
TDK Corp.	80,900	7,099
		32,799
Food & Staples Retailing
FamilyMart Co., Ltd.	159,300	4,154
Food Products
House Foods Corp.	128,800	2,248
Nippon Meat Packers, Inc.	330,000	3,666
		5,914
Household Durables
Casio Computer Co., Ltd.	334,500	4,794
Matsushita Electric Industrial Co., Ltd.	501,000	9,399
Rinnai Corp.	70,000	2,090
Sekisui Chemical Co., Ltd.	648,000	4,756
Sekisui House Ltd.	360,000	4,532
Sony Corp.	134,000	6,498
		32,069
Leisure Equipment & Products
Yamaha Corp.	247,600	5,551
Machinery
Amada Co., Ltd.	503,000	5,623
Daifuku Co., Ltd.	344,000	3,929
Fuji Machine Manufacturing Co., Ltd.	143,900	2,800
Fujitec Co., Ltd.	212,000	1,399
Kurita Water Industries Ltd.	186,500	6,332
Minebea Co., Ltd.	633,000	4,332
Mitsubishi Heavy Industries Ltd.	1,573,000	10,284
Tsubakimoto Chain Co.	648,000	4,310
		39,009
Media
Toho Co., Ltd.	92,600	1,830
Metals & Mining
Mitsui Mining & Smelting Co.	893,000	3,849
Nippon Steel Corp.	422,000	3,038
		6,887
Office Electronics
Canon, Inc.	229,600	12,533
Ricoh Co., Ltd.	429,000	9,076
		21,609
Pharmaceuticals

Astellas Pharmaceutical, Inc.	167,400	8,030
Daiichi Sankyo Co., Ltd.	278,000	8,350
Ono Pharmaceutical Co., Ltd.	107,300	5,754
		22,134
Road & Rail
East Japan Railway Co.	654	5,158
Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.	63,500	5,611
Software
Nintendo Co., Ltd.	32,500	16,920
Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.	244,000	3,392
Trading Companies & Distributors
Hitachi High-Technologies Corp.	119,900	2,745
Mitsubishi Corp.	417,900	13,243
Nagase & Co., Ltd.	208,000	2,463
		18,451
		379,871
Malaysia (0.7%)
Construction & Engineering
IJM Corp., Bhd	531,250	1,240
Food Products
IOI Corp., Bhd	1,976,950	3,510
Kuala Lumpur Kepong Bhd	412,500	1,598
		5,108
		6,348
Pakistan (0.3%)
Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.	1,377,230	2,609
Philippines (1.0%)
Diversified Financial Services
Ayala Corp.	262,140	3,200
Independent Power Producers & Energy Traders
PNOC Energy Development Corp	7,243,000	1,029
Wireless Telecommunication Services
Philippines Long Distance Telephone Co.	81,570	5,269
		9,498
Singapore (3.1%)
Commercial Banks
Oversea-Chinese Banking Corp.	451,900	2,707
United Overseas Bank Ltd.	178,500	2,656
		5,363
Computers & Peripherals
Unisteel Technology Ltd.	350,625	508
Food Products
Wilmar International Ltd.	759,900	1,872
Real Estate
CapitaLand Ltd.	882,000	4,839
CDL Hospitality Trusts REIT	314,255	486
City Developments Ltd.	147,000	1,603
Suntec REIT	2,213,000	2,905
United Industrial Corp., Ltd.	4,366,000	8,994
		18,827
Transportation Infrastructure
CWT Ltd.	2,228,000	2,025
		28,595

South Korea (8.2%)
Airlines
Korean Air Lines Co., Ltd.	35,139	2,377
Automobiles
Hyundai Motor Co.	22,785	1,840
Beverages
Hite Brewery Co., Ltd.	10,138	1,418
Building Products
EnE System Inc.	(a)124,244	880
Chemicals
LG Chemical Ltd.	25,730	2,699
SSCP Co., Ltd.	(a)28,180	924
		3,623
Commercial Banks
Kookmin Bank	2,758	230
Korea Exchange Bank	135,540	2,199
Shinhan Financial Group Co., Ltd.	86,333	5,641
		8,070
Construction & Engineering
GS Engineering & Construction Corp.	18,741	3,256
Hyundai Engineering & Construction Co., Ltd.	(a)9,222	881
Samsung Engineering Co., Ltd.	23,000	3,091
		7,228
Electronic Equipment & Instruments
LG Philips LCD Co., Ltd.	(a)70,770	3,387
Household Durables
LG Electronics, Inc.	54,581	5,099
Woongjin Coway Co., Ltd.	102,560	3,367
		8,466
Industrial Conglomerates
Orion Corp.	1,859	564
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	10,330	2,223
Internet Software & Services
NHN Corp.	(a)20,690	4,788
Machinery
Doosan Infracore Co., Ltd.	64,300	2,498
Hyundai Heavy Industries	13,192	6,097
Hyundai Mipo Dockyard	11,006	3,788
		12,383
Marine
STX Pan Ocean Co., Ltd.	(a)667,510	1,798
STX Pan Ocean Co., Ltd.	1,026,000	2,307
		4,105
Media
Cheil Communications, Inc.	7,975	2,361
Metals & Mining
POSCO	4,450	3,272
Personal Products
Amorepacific Corp.	3,123	2,331
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	309	194
Samsung Electronics Co., Ltd.	7,275	3,386
		3,580
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	22,960	1,535

		74,431
Taiwan (4.0%)
Chemicals
Formosa Plastics Corp.	766,000	2,159
Computers & Peripherals
Asustek Computer, Inc.	793,716	2,415
Foxconn Technology Co., Ltd.	397,700	4,606
High Tech Computer Corp.	12,520	184
Sunrex Technology Corp.	899,400	1,089
		8,294
Construction Materials
Taiwan Cement Corp.	643,000	1,052
Diversified Financial Services
Yuanta Financial Holding Co., Ltd.	(a)934,000	572
Electronic Equipment & Instruments
AU Optronics Corp.	4,307,191	7,431
HON HAI Precision Industry Co., Ltd.	383,800	2,893
InnoLux Display Corp.	107,477	461
Tripod Technology Corp.	434,409	1,770
TXC Corp.	435,901	995
		13,550
Marine
Yang Ming Marine Transport Corp.	3,858,579	3,104
Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,679,504	1,842
MediaTek, Inc.	148,600	2,678
Siliconware Precision Industries Co.	1,512,000	3,405
		7,925
		36,656
Thailand (0.4%)
Commercial Banks
Kasikornbank PCL (Foreign)	(b)751,000	1,808
Household Durables
Land & Houses PCL (Foreign)	(b)1,685,100	428
Oil, Gas & Consumable Fuels
Banpu PCL (Foreign)	(b)900	9
Banpu PCL NVDR	(b)163,100	1,656
		1,665
		3,901
TOTAL COMMON STOCKS (Cost $603,408)		886,816
INVESTMENT COMPANY (1.3%)
India (1.3%)
Morgan Stanley Growth Fund (Cost $1,593)	(d)8,615,401	11,729
SHORT-TERM INVESTMENT (1.1%)
United States (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $9,989)	(e)9,988,954	9,989
TOTAL INVESTMENTS + (99.7%) (Cost $614,990)		908,534
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		2,993
NET ASSETS (100%)		$911,527

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2007, the Fund held fair-valued securities valued at $7,809,000, representing 0.9% of net assets.

(c)	Security has been deemed illiquid at September 30, 2007.
(d)

The Morgan Stanley Growth Fund, acquired at a cost of $1,592,902 is advised by an affiliate of the Adviser. During the nine months ended September 30, 2007, there were no purchases or sales of this security. The Fund derived no income from this security during the nine months ended September 30, 2007.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $4,000 relating to the Fund’s in vestment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $226,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $55,641,000 and $45,652,000, respectively.

@	Value is less than $500.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $614,990,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $293,544,000 of which $316,560,000 related to appreciated securities and $23,016,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

								Net
Currency				In				Unrealized
to				Exchange				Appreciation
Deliver		Value	Settlement	For		Value		(Depreciation)
(000)		(000)	Date	(000)		(000)		(000)
HKD	2,117	$273	10/2/07	USD	273	$273	$	@—
IDR	195,498	21	10/1/07	USD	21	21		@—
IDR	1,068,037	117	10/1/07	USD	117	117		@—
SGD	78	52	10/1/07	USD	52	52		@—
USD	@—	@—	10/3/07	AUD	@—	@—		@—
USD	14	14	10/1/07	IDR	125,951	14		@—
USD	147	147	10/2/07	SGD	218	147		@—
		$624				$624	$	@—

AUD	— Australian Dollar
HKD	— Hong Kong Dollar
IDR	— Indonesia Rupiah
SGD	— Singapore Dollar
USD	— United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007